11. Long-Term Debt (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Long-term debt	$ 47,802	$ 51,298
2014	0
2015	50
2016	51
2017	7,552
2018	10,053
Thereafter	30,096
Long term debt	47,802	51,298
Federal Home Loan Bank Advances [Member]
Debt Instrument [Line Items]
Long-term debt	302	352
Issuance date for long term date	Aug. 23, 2005
Face amount of long term debt	750,000	750,000
Interest rate on long term debt (in hundredths)	0.00%	0.00%
Maturity date of long term debt	Aug. 24, 2020
Long term debt	302	352
Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Long-term debt		3,446
Interest rate on long term debt (in hundredths)	6.75%	6.75%
Maturity date of long term debt	Apr. 30, 2014
Periodic payment of long term debt	28
Amortization period	20 years
Long term debt		3,446
Federal Home Loan Bank Advances, with an annual interest rate of 3.53% [Member]
Debt Instrument [Line Items]
Long-term debt	12,500	12,500
Issuance date for long term date	Aug. 29, 2012
Face amount of long term debt	125	125
Interest rate on long term debt (in hundredths)	3.53%	3.53%
Maturity date of long term debt	Aug. 29, 2019
Long term debt	12,500	12,500
Federal Home Loan Bank Advances, with an annual interest rate of 3.70% [Member]
Debt Instrument [Line Items]
Long-term debt	12,500	12,500
Issuance date for long term date	Aug. 29, 2012
Face amount of long term debt	125	125
Interest rate on long term debt (in hundredths)	3.70%	3.70%
Maturity date of long term debt	Aug. 29, 2019
Long term debt	12,500	12,500
Federal Home Loan Bank Advances, with an annual interest rate of 2.73% [Member]
Debt Instrument [Line Items]
Long-term debt	5,000	5,000
Issuance date for long term date	Aug. 29, 2012
Face amount of long term debt	5	5
Interest rate on long term debt (in hundredths)	2.73%	2.73%
Maturity date of long term debt	Aug. 29, 2018
Long term debt	5,000	5,000
Federal Home Loan Bank Advances, with an annual interest rate of 3.74% [Member]
Debt Instrument [Line Items]
Long-term debt	5,000	5,000
Issuance date for long term date	Aug. 29, 2012
Face amount of long term debt	5	5
Interest rate on long term debt (in hundredths)	3.74%	3.74%
Maturity date of long term debt	Aug. 29, 2019
Long term debt	5,000	5,000
Federal Home Loan Bank Advances, with an annual interest rate of 2.43% [Member]
Debt Instrument [Line Items]
Long-term debt	7,500	7,500
Issuance date for long term date	Aug. 29, 2012
Face amount of long term debt	75	75
Interest rate on long term debt (in hundredths)	2.43%	2.43%
Maturity date of long term debt	Aug. 29, 2017
Long term debt	7,500	7,500
Federal Home Loan Bank Advances, with an annual interest rate of 2.86% [Member]
Debt Instrument [Line Items]
Long-term debt	5,000	5,000
Issuance date for long term date	Aug. 29, 2012
Face amount of long term debt	5	5
Interest rate on long term debt (in hundredths)	2.86%	2.86%
Maturity date of long term debt	Aug. 29, 2018
Long term debt	$ 5,000	$ 5,000